united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

EQUINOX FUNDS TRUST

EQUINOX BH-DG STRATEGY FUND
EQUINOX CRABEL STRATEGY FUND

SEMI-ANNUAL REPORT
MARCH 31, 2015

1-888-643-3431
WWW.EQUINOXFUNDMANAGEMENT.COM
DISTRIBUTED BY NORTHERN LIGHTS DISTRIBUTORS, LLC

Equinox BH-DG Strategy Fund
PORTFOLIO REVIEW
March 31, 2015 (Unaudited)

The Fund’s performance figures* for the periods ended March 31, 2015, as compared to its benchmark:

			Start of Performance ** -
	Six Months	One Year	March 31, 2015
Equinox BH-DG Strategy Fund
Class I	19.24%	29.70%	17.83%
Barclays BTOP50 Index ***	13.05%	19.24%	13.90%
S&P 500 Total Return Index +	5.93%	12.73%	11.68%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. Per the fee table in the February 1, 2015 prospectus, the Fund’s total annual net operating expense ratio is 1.10%. For performance information current to the most recent month-end please call 1-888-643-3431.

** Start of performance is December 31, 2013.

*** The Barclays BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2015 there are 20 funds in the BTOP50 Index.

+ The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Other/Cash & Cash Equivalents Less Liabilities	100.0%
100.0%

Equinox Crabel Strategy Fund
PORTFOLIO REVIEW
March 31, 2015 (Unaudited)

The Fund’s performance figures* for the periods ended March 31, 2015, as compared to its benchmark:

			Start of Performance ** -
	Six Months	One Year	March 31, 2015
Equinox Crabel Strategy Fund
Class I	3.17%	5.89%	(1.88)%
Barclays BTOP50 Index ***	13.05%	19.24%	7.53%
S&P 500 Total Return Index +	5.93%	12.73%	17.58%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. Per the fee table in the February 1, 2015 prospectus, the Fund’s total annual net operating expense ratio is 1.10%. For performance information current to the most recent month-end please call 1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is March 7, 2013.

*** The Barclays BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2015 there are 20 funds in the BTOP50 Index.

+ The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Short Term Investments	66.8%
Other/Cash & Cash Equivalents Less Liabilities	33.2%
100.0%

Please refer to the Portfolio of Investments in this semi annual report for a detail of the Fund’s holdings. The portfolio composition detailed above does not include derivative exposure.

Equinox BH-DG Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)

Value
TOTAL INVESTMENTS - 0.0% (Cost - $0)	$—
OTHER ASSETS AND LIABILITIES - NET - 100.0%	100,695
TOTAL NET ASSETS - 100.0%	$100,695

SWAP CONTRACT +	Unrealized Gain

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the Diversified Program of Brevan Howard Capital Corporation (“Brevan Howard”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Brevan Howard that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on December 31, 2013 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $97,500)
$5,067
Total Net Unrealized Gain on Swap Contract	$5,067

+	This investment is a holding of Equinox BH-DG Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Crabel Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS - 66.8%
	MONEY MARKET FUNDS - 0.1%
650	Goldman Sachs U.S. Liquid Reserve Fund *+	$650
650	JP Morgan U.S. Dollar Liquidity Fund *+	650
	TOTAL MONEY MARKET FUNDS (Cost $1,300)	1,300

Principal
Amount		Coupon Rate (%)(a)	Maturity
	U.S. TREASURY SECURITIES - 66.7%
$400,000	United States Treasury Bill	0.371	7/23/2015	399,933
1,200,000	United States Treasury Bill	0.203	3/3/2016	1,197,754
	TOTAL U.S. TREASURY SECURITIES (Cost $1,597,687)			1,597,687

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,598,987)			1,598,987

	TOTAL INVESTMENTS - 66.8% (Cost - $1,598,987)(a)			$1,598,987
	OTHER ASSETS AND LIABILITIES - NET - 33.2%			794,421
	TOTAL NET ASSETS - 100.0%			$2,393,408

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,598,987.

SWAP CONTRACT +	Unrealized Gain

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the managed futures program of Crabel Trading Company (“Crabel”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Crabel that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on March 4, 2013 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $2,177,900)
$87,862
Total Net Unrealized Gain on Swap Contract	$87,862

*	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Crabel Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

	BH-DG		Crabel
	Strategy Fund		Strategy Fund
ASSETS
Investment securities:
At cost	$—		$1,598,987
At fair value	$—		$1,598,987
Cash	94,984		374,030
Cash held at broker	15,498	(1)	316,500	(1)
Unrealized appreciation on swap contract	5,067		87,862
Receivable for Fund shares sold	—		65,000
Receivable for swap	—		18,342
Receivable due from Advisor	8,599		5,328
Prepaid expenses & other assets	1,704		161
TOTAL ASSETS	125,852		2,466,210

LIABILITIES
Due to broker - swap contract	3,650		50,000
Accrued expenses and other liabilities	21,507		22,802
TOTAL LIABILITIES	25,157		72,802
NET ASSETS	$100,695		$2,393,408

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$96,279		$2,337,968
Accumulated net investment loss	(651)		(47,264)
Accumulated net realized gain on investments and swap contracts	—		14,842
Net unrealized appreciation on investments and swap contracts	5,067		87,862
NET ASSETS	$100,695		$2,393,408

Net Asset Value Per Share:

Class I Shares:
Net Assets	$100,695		$2,393,408
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,399		253,437
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.99		$9.44

(1)	This balance has been pledged as collateral for swap contract.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2015 (Unaudited)

	BH-DG	Crabel
	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Interest	$—	$184
TOTAL INVESTMENT INCOME	—	184

EXPENSES
Investment advisory fees	128	6,769
Accounting services fees	19,321	19,779
Audit fees	17,394	13,206
Registration fees	10,826	12,703
Custodian fees	2,632	2,644
Printing and postage expenses	605	931
Transfer agent fees	557	1,224
Legal fees	187	238
Compliance officer fees	122	161
Trustees fees and expenses	12	50
Administrative services fees	2	2,113
Non 12b-1 Shareholder services fees	—	12
Insurance fees	2	83
Other expenses	551	188
TOTAL EXPENSES	52,339	60,101

Less: Fees waived/reimbursed by the Advisor	(52,151)	(50,169)

NET EXPENSES	188	9,932
NET INVESTMENT LOSS	(188)	(9,748)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Swap contracts	—	18,732
Net change in unrealized appreciation on:
Swap contracts	4,604	49,498

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,604	68,230

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,416	$58,482

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	BH-DG Strategy Fund

	Six Months Ended	Period Ended
	March 31, 2015	September 30,
	(Unaudited)	2014 (1)
FROM OPERATIONS
Net investment loss	$(188)	$(82)
Net change in unrealized appreciation on investments and swap contracts	4,604	463
Net increase in net assets resulting from operations	4,416	381

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	(381)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	80,899	15,000
Net asset value of shares issued in reinvestment of distributions:	380	—
Net increase in net assets from shares of beneficial interest	81,279	15,000

TOTAL INCREASE IN NET ASSETS	85,314	15,381

NET ASSETS
Beginning of Period	15,381	—
End of Period*	$100,695	$15,381
* Includes accumulated net investment loss of:	$(651)	$(82)

SHARE ACTIVITY
Shares Sold	6,869	1,495
Shares Reinvested	35	—
Net increase in shares of beneficial interest outstanding	6,904	1,495

(1)	The Equinox BH-DG Strategy Fund commenced operations on December 31, 2013.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Crabel
	Strategy Fund

	Six Months Ended	Year Ended
	March 31, 2015	September 30,
	(Unaudited)	2014
FROM OPERATIONS
Net investment loss	$(9,748)	$(4,165)
Net realized gain (loss) from investments and swap contracts	18,732	(3,514)
Net change in unrealized appreciation on investments and swap contracts	49,498	41,024
Net increase in net assets resulting from operations	58,482	33,345

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	(33,294)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	1,419,102	1,371,473
Net asset value of shares issued in reinvestment of distributions:	33,052	—
Payments for shares redeemed:	(481,744)	(22,482)
Net increase in net assets from shares of beneficial interest	970,410	1,348,991

TOTAL INCREASE IN NET ASSETS	995,598	1,382,336

NET ASSETS
Beginning of Period	1,397,810	15,474
End of Period*	$2,393,408	$1,397,810
* Includes accumulated net investment loss of:	$(47,264)	$(4,222)

SHARE ACTIVITY
Shares Sold	151,069	150,492
Shares Reinvested	3,543	—
Shares Redeemed	(51,078)	(2,417)
Net increase in shares of beneficial interest outstanding	103,534	148,075

See accompanying notes to consolidated financial statements.

Equinox BH-DG Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended	Period Ended
	March 31, 2015	September 30,
	(Unaudited)	2014 (1)
Net asset value, beginning of period	$10.29	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)	(0.08)
Net realized and unrealized
gain on investments	2.02	0.37
Total from investment operations	1.96	0.29
Less distributions from:
Net investment income	(0.26)	—

Net asset value, end of period	$11.99	$10.29
Total return (3)	19.24%	2.90%
Net assets, at end of period (000’s)	$101	$15

Ratio of gross expenses to average net assets (4)(5)	306.14%	1241.12%
Ratio of net expenses to average net assets (5)	1.10%	1.10%
Ratio of net investment loss to average net assets (5)	(1.10)%	(1.10)%
Portfolio Turnover Rate (6)	0%	0%

(1)	The Equinox BH-DG Strategy Fund commenced operations on December 31, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Crabel Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Period Ended
	March 31, 2015		September 30,	September 30,		September 30,
	(Unaudited)		2014	2013		2012 (1)
Net asset value, beginning of period	$9.32		$8.47	$10.00		$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)		(0.10)	(0.06)		—
Net realized and unrealized gain/(loss) on investments and swap contract	0.34		0.95	(1.47)		—
Total from investment operations	0.29		0.85	(1.53)		—
Less distributions from:
Net investment income	(0.17)		—	—		—

Net asset value, end of period	$9.44		$9.32	$8.47		$10.00
Total return (3)	3.17%		10.04%	(16.39)%		0.00%
Net assets, at end of period (000’s)	$2,393		$1,398	$15		$1

Ratio of gross expenses to average net assets (4)(5)	6.66	% (6)	27.88%	1536.25%		4178.45	% (6)
Ratio of net expenses to average net assets (5)	1.10	% (6)	1.10%	1.10%		0.00	% (6)
Ratio of net investment loss to average net assets	(1.08	)% (6)	(1.09)%	(1.08	)% (7)	0.00	% (7)
Portfolio Turnover Rate	0	% (8)	0%	0%		0	% (8)

(1)	The Equinox Crabel Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Does not include the expenses of other investment companies in which the fund invests.
(6)	Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2015 (Unaudited)

1. ORGANIZATION

The Equinox BH-DG Strategy Fund (“BH-DG Strategy”) and Equinox Crabel Strategy Fund (“Crabel Strategy”) (each a “Fund”, collectively the “Funds”) are non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds currently offer Class I (Institutional) Shares that are offered at net asset value. The investment objective of each Fund is to achieve long term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015 (Unaudited)

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Funds’ assets and liabilities measured at fair value:

BH-DG Strategy

Assets	Level 1	Level 2	Level 3	Total
Swap Contract	$—	$5,067	$—	$5,067
Total	—	$5,067	$—	$5,067

Crabel Strategy

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$1,300	$—	$—	$1,300
U.S. Treasuries Securities	1,597,687	—	—	1,597,687
Swap Contract	—	87,862	—	87,862
Total	$1,598,987	$87,862	$—	$1,686,849

There were no transfers between levels for either Fund. It is the Funds’ policy to recognize transfers between levels at the end of the reporting period. The Funds did not hold any Level 3 securities.

Consolidation of Subsidiaries – The consolidated financial statements of Equinox BH-DG Strategy Fund with Equinox BH-DG Strategy Fund Limited (“BH-DG-CFC”) and Equinox Crabel Strategy Fund with Equinox Crabel Strategy Fund Limited (“ECRS-CFC”) include the accounts of BH-DG CFC and ECRS-CFC, collectively the “CFCs”, as wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015 (Unaudited)

The Funds may each invest up to 25% of their total assets in their respective controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

			% Of the Fund’s Total
	Inception Date	CFC Net Assets at	Net Assets at
	of CFC	March 31, 2015	March 31, 2015
BH-DG-CFC	12/31/2013	$16,915	16.80%
ECRS-CFC	3/8/2013	$374,004	15.63%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are Controlled Foreign Corporations and as such are not subject to U.S. income tax. However, as wholly-owned Controlled Foreign Corporations, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015 (Unaudited)

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014) or expected to be taken on each Fund’s 2015 return. Each Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund's are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015 (Unaudited)

Swap Agreements – Each Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

To help to reduce counterparty risk on the Fund, the Advisor has the right to reduce the Funds exposure and remove cash from the Funds total return swap with Deutsche Bank AG. This cash holding shall be in excess of $250,000, and may not exceed 40% of the Index exposure in total. The Fund is charged interest on this cash holding and any amount removed will be offset against the final settlement value of the swap.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value of the swaps are recognized on trade date. Each Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

BH-DG-CFC and ECRS-CFC maintain cash and investments in money market funds, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Please refer to the Consolidated Portfolio of Investments for additional detail on the money market holdings. The cash maintained as collateral is recorded as swap margin balance on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of a Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, each swap may be terminated in its entirety.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015 (Unaudited)

For the six months ended March 31, 2015, the notional value, net change in unrealized appreciation/depreciation, and realized gain/losses from the swaps were as follows:

	Change in Unrealized	Realized Gain/
Fund	Appreciation/ (Depreciation)	Loss	Notional
BH-DG-CFC	$4,604	$—	$97,500
ECRS-CFC	49,498	18,732	2,177,900

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2015:

Location on the Consolidated Statement of Assets and Liabilities

Derivatives Investment Type	Asset Derivatives

Unrealized appreciation on swap contract

Equity/Currency/ Commodity/ Interest Rate	Net unrealized appreciation from open
Contracts	swap contracts

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statement of Operations for the period ended March 31, 2015.

Location on the Consolidated Statement of Operations

Derivatives Investment Type	Location of Gain (Loss) on Derivatives

Change in unrealized appreciation on swap
contracts.
Equity/Currency/ Commodity/ Interest Rate	Net realized gain on swap contracts
Contracts

In addition, the agreement provides for an annual fee of $3,500 per swap due to the counterparty for serving as a financial intermediary. The swap also provides for an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of each swap.

The notional value of the derivative instruments outstanding as of March 31, 2015 as disclosed in the Consolidated Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015 (Unaudited)

Offsetting of Financial Assets and Derivative Assets

It is each Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) for swap contracts. During the six months ended March 31, 2015, the Funds are subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2015.

EQUINOX BH-DG STRATEGY FUND

Assetes					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Gross Amounts
			Offset in the	Net Amounts of
			Statement of	Assets Presented in		Cash
	Gross Amounts of		Assets &	the Statement of	Financial	Collateral
Description	Recognized Assets		Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Unrealized Appreciation on
Swap Contract	$5,067	(1)	$–	$5,067	$–	$5,067	(2)	$–
Total	$5,067		$–	$5,067	$–	$5,067		$–

(1)	Gross unrealized appreciation and depreciation as presented in the tortfolio of Investments.
(2)	The table above does not include additional cash collateral pledged to the counterparty. Additional cash collateral pledge as of March 31, 2015 was $10,431.

EQUINOX CRABEL STRATEGY FUND

Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Gross Amounts
			Offset in the	Net Amounts of
	Gross Amounts of		Statement of	Liabilities Presented		Cash
	Recognized		Assets &	in the Statement of	Financial	Collateral
Description	Liabilities		Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Unrealized Appreciation on
Swap Contract	$87,862	(1)	$–	$87,862	$1,300	$86,562	(2)	$–
Total	$87,862		$–	$87,862	$1,300	$86,562		$–

(1)	Gross unrealized appreciation and depreciation as presented in the tortfolio of Investments.
(2)	The table above does not include additional cash collateral pledged to the counterparty. Additional cash collateral pledge as of March 31, 2015 was $229,938.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2015, there were no purchases or sales of portfolio securities, other than short-term investments and U.S. Government securities.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Equinox Fund Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 30, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.10%, per annum of each Fund’s average daily net assets. For the six months ended March 31, 2015, the Advisor waived fees and reimbursed expenses as follows:

Fund
BH-DG Strategy	$52,151
Crabel Strategy	50,169

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than 1.10%, of average daily net assets the Advisor shall be entitled to reimbursement by that Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.10% of average daily net assets for each share class. If fund operating expenses subsequently exceed 1.10% per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015 (Unaudited)

years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. The Advisor may seek reimbursement for the following amounts through the expiration dates listed below:

Fund	September 30, 2015	September 30, 2016	September 30, 2017
BH-DG Strategy	$-	$-	$92,979
Crabel Strategy	18,610	81,498	102,684

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust, on behalf of the Funds, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended (the “Plan”), to pay for certain distribution activities and shareholder services. During the six months ended March 31, 2015, the Funds did not pay distribution related charges pursuant to the Plan.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5. TAX COMPONENTS OF CAPITAL

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Other	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	Book/Tax	and	Carry	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Differences	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
BH-DG Strategy	$381	$—	$—	$—	$—	$—	$381
Crabel Strategy Fund	33,288	—	(3,036)	—	—	—	30,252

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2015 (Unaudited)

The difference between book basis and tax basis unrealized appreciation), accumulated net investment loss and accumulated net realized gain/(loss) from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2015, beneficial ownership in excess of 25% is as follows:

	Beneficial Owner	% of Outstanding Shares
BH-DG Strategy	Ameritrade Inc. (for the benefit of others)	27%

Crabel Strategy	tershing, LLC (for the benefit of others)	49%
	Ameritrade Inc. (for the benefit of others)	26%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

7. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there were no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Equinox Funds Trust
EXPENSE EXAMPLES
March 31, 2015 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
Actual	10/1/2014	3/31/2015	10/1/14 - 3/31/15	Expense Ratio
BH-DG Strategy – Class I	$1,000.00	$1,192.40	$6.01	1.10%
Crabel Strategy – Class I	1,000.00	1,031.70	5.57	1.10%

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period*	Annualized
(5% return before expenses)	10/1/2014	3/31/2015	10/1/14 - 3/31/15	Expense Ratio
BH-DG Strategy – Class I	$1,000.00	$1,019.45	$5.54	1.10%
Crabel Strategy – Class I	1,000.00	1,019.45	5.54	1.10%

* Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Equinox Funds Trust
SUPPLEMENTAL INFORMATION
March 31, 2015 (Unaudited)

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of Equinox Fund Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Equinox Fund Management, LLC (“EFM” or the “Advisor”) and the Trust, for the Equinox Crabel Strategy Fund (“Crabel Fund”) (the “Fund”) (“Agreement”), at an in-person meeting held on November 19, 2014 (the “Meeting”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one-year period.

At the Meeting, in determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) the services performed for the Fund, (ii) the size and qualifications of EFM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with EFM’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of EFM, (vi) a comparison of the advisory fees and expense ratios of the Fund to the advisory fees and expense ratios of comparable funds; (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Funds and other clients, (ix) results of any regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on EFM’s ability to service the Fund, (xi) EFM’s internal program for ensuring compliance with the Fund’s investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xii) EFM’s proxy voting policies, and (xiii) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Funds. The Trustees determined that the information provided to the Trustees was sufficient to make their determination regarding whether to approve the Agreement with respect to the Fund. The Trustees also considered information provided by EFM regarding the advisory fees and an analysis of these fees in relation to the delivery of services to the Fund, the costs of providing such services and the profitability of the firm in general and as a result of the fees received from the Fund. In addition, the Trustees also received a copy of the Agreement, EFM’s most recent Form ADV and a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement. Legal counsel to the Fund reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreement by the trustees of an investment company.

The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund, compliance with the investment objectives, policies, strategies and limitations for the Fund, the compliance of management personnel with the applicable code of ethics, and the adherence to fair value pricing procedures as established by the Board.

Equinox Funds Trust
SUPPLEMENTAL INFORMATION (Continued)
March 31, 2015 (Unaudited)

Representatives from EFM attended each Meeting in person and discussed EFM’s history, experience with mutual funds that utilize managed futures, and the Funds’ investment strategies in connection with the proposed approval of the Agreement with respect to each Fund and answered questions from the Board.

The Trustees’ evaluation of the services provided by EFM took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of EFM’s investment management capabilities in selecting managed futures programs, allocating assets across various managed futures programs, and managing certain types of assets in-house (e.g., fixed income securities and derivatives), and its compliance responsibilities. The Trustees considered EFM’s personnel and the depth of EFM’s personnel who possess the experience to provide investment management services to the Funds. Based on the information provided by EFM, the Trustees concluded that (i) the nature, extent and quality of the services provided by EFM are appropriate and consistent with the terms of the Agreement including the proposed advisory fee, (ii) the Fund is likely to benefit from the continued receipt of EFM’s services under the Agreement, and (iii) EFM has sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

At the Meeting, the Board considered the overall investment performance of EFM and the Crabel Fund. The Trustees reviewed performance information for the Fund for the most recently ended fiscal year on September 30, 2014, including a comparison to the Barclays BTOP50 Index (“Index”) and three other investment companies employing a managed futures strategy that were identified by EFM as comparable (“Peer Funds”). The Trustees also received performance information for the other investment companies managed by EFM for the same period. The Trustees also reviewed EFM’s commentary regarding the performance data and the various factors contributing to the Fund’s short-term performance, noting that longer-term performance was not available. The Trustees took note of the various periods where the Fund outperformed, underperformed or performed in line with the Peer Funds and the Index. The Trustees noted that the Fund outperformed the Index for the one year period ended September 30, 2014 and underperformed for the since inception period ended September 30, 2014.

The Trustees considered explanations provided by the Advisor regarding the various factors contributing to the Fund’s relative performance, including, among other things, differences in the Fund’s respective investment strategies and portfolio construction in comparison to the Peer Funds. The Board discussed with EFM the reasons behind such results for the Fund. In the case performance that lagged a relevant Peer Fund or Index for certain periods (but not necessarily all periods), the Trustees considered other factors that supported the continuation of the Agreement, including the following: (i) that EFM’s investment decisions, such as security selection and sector allocation, attributing to such underperformance were reasonable and consistent with the Fund’s investment objective and policies; (ii) that the Crabel Fund had a limited history of investment performance; and (iii) that many of the Peer Funds are larger in size than the Crabel Fund, and this factor may be noted when considering the relative

Equinox Funds Trust
SUPPLEMENTAL INFORMATION (Continued)
March 31, 2015 (Unaudited)

performance of such Funds. Taking note of EFM’s discussion of (i) the various factors contributing to the Crabel Fund’s performance and (ii) its continuing commitment to the Fund’s current investment strategy, the Independent Trustees concluded that the recent investment performance of the Fund was satisfactory.

At the Meeting, the Trustees noted that EFM had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from EFM’s relationship with the Funds. The Trustees considered the advisory fees paid to EFM, the total expenses of the Fund, and EFM’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain the stated cap on Fund operating expenses. The Trustees considered the rate of the investment advisory fee and other expenses paid the Fund under the Agreement as compared to those of representative comparable funds managed by EFM and other investment advisors. The Trustees noted that the investment advisory fee and total operating expenses for the Crabel Fund was lower than the median of the contractual advisory fee rates and total operating expenses for the Peer Funds, as indicated in materials prepared for the Board by EFM, based on information contained in various publicly available documents. The Trustees noted that EFM waived a portion of its advisory fee with respect to the Crabel Fund in order to maintain the stated cap on Fund operating expenses. The Trustees concluded that the advisory fees and services provided by EFM are consistent with those of other advisors which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meetings.

Trustees also considered (i) the costs of the services provided by EFM, (ii) the compensation and benefits received by EFM in providing services to the Fund, and (iii) EFM’s profitability. The Trustees noted that the level of profitability of EFM is an appropriate factor to consider in providing service to the Fund, and the Trustees should be satisfied that EFM’s profits are sufficient to continue as healthy, ongoing concerns generally and as investment advisor of the Fund specifically. Based on the information provided, the Trustees concluded that EFM’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisors for managing comparable mutual funds with similar strategies. In so concluding, the Trustees noted that EFM has contractually agreed to waive the fee it receives from the Fund in an amount equal to the management fee paid to EFM by the Crabel Fund’s wholly-owned subsidiary. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Funds, the quality of services provided by EFM and the expense limitations agreed to by EFM.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term,

Equinox Funds Trust
SUPPLEMENTAL INFORMATION (Continued)
March 31, 2015 (Unaudited)

it was not appropriate at this time to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure.

In voting to approve the Agreement with respect to the Fund, the Board considered all factors it deemed relevant and the information presented to the Board by the Advisor. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its respective shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the Crabel Fund for an additional one-year period.

This Page Intentionally Left Blank.

Rev. August 2011

PRIVACY NOTICE

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	• Social Security number	• Purchase History
	• Assets	• Account Balances
	• Retirement Assets	• Account Transactions
	• Transaction History	• Wire Transfer Instructions
• Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?

For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes – to offer our products and services to you	No	We don’t share

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes –	No	We don’t share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	No	We don’t share
information about your creditworthiness

For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are

Who is providing this notice?	Equinox Funds Trust

What we do

How does Equinox Funds Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?
We collect your personal information, for example, when you
•   Open an account
•   Provide account information
•   Give us your contact information
•   Make deposits or withdrawals from your account
•   Make a wire transfer
•   Tell us where to send the money
•   Tells us who receives the money
•   Show your government-issued ID
•   Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness
•   Affiliates from using your information to market to you
•   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies • Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Equinox Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Fund Management, LLC
1775 Sherman Street, Suite 2500
Denver, CO 80203

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/10/15

By (Signature and Title)

/s/ Vance J. Sanders

Vance J. Sanders, Principal Financial Officer

Date 6/10/15